Financial Information as per operating segments (Details 8) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Assets	$ 3,989,716,990	$ 3,423,946,280
Chile Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Assets	1,801,212,657	1,750,524,550
International Business Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Assets	987,649,086	541,973,292
Wine Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Assets	459,435,444	433,443,907
All other segments [member]
IfrsStatementLineItems [Line Items]
Assets	$ 741,419,803	$ 698,004,531